Lease receivable (Tables)	12 Months Ended
Dec. 31, 2020
Lease Receivables [Abstract]
Disclosure Of Detailed Information About Lease Receivable Activity Explanatory
Lease receivable relates to the lease component of
sub-leased
office space. Total lease receivable included in the Consolidated Balance Sheets is as follows:

	Year ended December 31
	2020	2019
Balance, beginning of year	$39.5	$42.4
Additions (terminations)	(37.6)	3.7
Finance income	0.3	2.5
Lease payments received	(2.2)	(9.1)

Balance, end of year	$0	$39.5
Current portion	$0	$8.8
Long-term portion	$0	$30.7